File No. 2-56805

                                                                        811-2650

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

--------------------------------------------------------------------------------

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              |X|

            Pre-Effective Amendment No.                                    |_|


            Post-Effective Amendment No. 38                                |X|


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      |X|


            Amendment No. 30                                               |X|


--------------------------------------------------------------------------------

                       SELIGMAN CASH MANAGEMENT FUND, INC.
               (Exact name of registrant as specified in charter)

--------------------------------------------------------------------------------

                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

--------------------------------------------------------------------------------

                 Registrant's Telephone Number: 212-850-1864 or
                             Toll Free: 800-221-2450

--------------------------------------------------------------------------------

                          LAWRENCE P. VOGEL, Treasurer
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

      It is proposed that this filing will become effective (check appropriate box):


|_| immediately upon filing pursuant to paragraph (b)       |_| on (date) pursuant to paragraph (a)(1)

|X| on April 30, 2002 pursuant to paragraph (b)             |_| 75 days after filing pursuant to paragraph (a)(2)

|_| 60 days after filing pursuant to paragraph (a)(1)       |_| on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                 S E L I G M A N
                                                      --------------------------
                                                      CASH MANAGEMENT FUND, INC.


                                     [PHOTO]

                                   PROSPECTUS


                                   MAY 1, 2002



                                 A Money Market

                             Mutual Fund Seeking to

                            Preserve Capital and to

                             Maximize Liquidity and

                                 Current Income


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult an authorized dealer or your financial advisor to determine if this Fund is suitable for you.

TXCM1 5/2002

Table of Contents

The Fund
      Investment Objectives                                                    1
      Principal Investment Strategies                                          1
      Principal Risks                                                          2
      Past Performance                                                         3
      Fees and Expenses                                                        4
      Management                                                               5

Shareholder Information
      Deciding Which Class of Shares to Buy                                    6
      Pricing of Fund Shares                                                   8
      Opening Your Account                                                     8
      How to Buy Additional Shares                                             9
      How to Exchange Shares Among  the Seligman Mutual Funds                  9
      How to Sell Shares                                                      10
      Important Policies That May Affect Your Account                         11
      Dividend Distributions                                                  12
      Taxes                                                                   12
      The Seligman Mutual Funds                                               13

Financial Highlights                                                          15

How to Contact Us                                                             17

For More Information                                                  back cover

                         TIMES CHANGE ... VALUES ENDURE

The Fund

INVESTMENT OBJECTIVES

The Fund's investment objectives are to preserve capital and to maximize liquidity and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Fund's investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

The Fund's investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

PRINCIPAL RISKS

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund's assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

PAST PERFORMANCE

The information in the bar chart provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year.


The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.


The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table below the bar chart reflect the effect of any applicable sales charges. Both the bar chart and the table assume that all dividends were reinvested.

                          Class A Annual Total Returns


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1992    1993    1994    1995    1996    1997    1998   1999    2000     2001
 ----    ----    ----    ----    ----    ----    ----   ----    ----     ----
 3.10%   2.40%   3.46%   5.18%   4.71%   4.80%   4.59%  4.30%   5.65%    3.21%


               Best quarter return: 1.48% - quarter ended 9/30/00
              Worst quarter return: 0.33% - quarter ended 12/31/01.

--------------------------------------------------------------------------------
             Average Annual Total Returns - Periods Ended 12/31/01

                                               CLASS B     CLASS C      CLASS D
                                                SINCE       SINCE        SINCE
               ONE        FIVE       TEN      INCEPTION   INCEPTION    INCEPTION
              YEAR       YEARS      YEARS      4/22/96     5/27/99      5/3/93
              ----       -----      -----      -------     -------      ------
Class A       3.21%       4.51%      4.14%        n/a         n/a         n/a
Class B      (2.80)       3.13        n/a        3.34%        n/a         n/a
Class C       2.36         n/a        n/a         n/a        3.61%        n/a
Class D       1.20        3.48        n/a         n/a         n/a        3.57%
--------------------------------------------------------------------------------

    The Fund's Class A shares' 7-day yield as of December 31, 2001 was 0.78%.

     To obtain the Fund's current 7-day yield, you may call (800) 622-4597.

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
----------------

                                                                                       Class A    Class B    Class C    Class D
                                                                                       -------    -------    -------    -------
Maximum Sales Charge (Load) ......................................................      none        none       none       none
Maximum Sales Charge (Load) on Purchases (as a % of offering price) ..............      none(1)     none       none       none
Maximum Deferred Sales Charge (Load) (CDSC) on Redemptions (as a % of original
  purchase price or current net asset value, whichever is less) ..................      none(1)        5%         1%         1%

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fees(2)                                                                      0.39%       0.39%      0.39%      0.39%
Distribution and/or Service (12b-1) Fees                                                   0%       1.00%      0.85%      1.00%
Other Expenses(2)                                                                       0.35%       0.35%      0.35%      0.35%
                                                                                        ----        ----       ----       ----
Total Annual Fund Operating Expenses                                                    0.74%       1.74%      1.59%      1.74%
                                                                                        ====        ====       ====       ====


(1) If your Class A shares were acquired by an exchange of shares from another Seligman mutual fund on which you did not pay an initial sales charge due to the size of your purchase, your shares will be subject to a 1% CDSC if sold within 18 months of when you originally purchased the shares of the other fund.


(2) From January 1, 2001 to August 17, 2001, Seligman voluntarily agreed to reduce its management fee by 0.10% of the Fund's average daily net assets. From December 5, 2001 through December 31, 2001, Seligman also agreed to reimburse a portion of class-specific expenses of Class B, C and D shares. The table does not reflect these reductions. The actual management fee paid by the Fund to Seligman for the year ended December 31, 2001 was equal to an annual rate of 0.33% of the Fund's average daily net assets. The actual other expenses of Class B, C and D shares was equal to an annual rate of 0.27% of the average daily net assets of each Class. There is no assurance that Seligman will reduce any fees in the future.


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

12b-1 Fees:

Fees paid by each Class, pursuant to a plan adopted by the Fund under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and for providing services to shareholders.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 Year       3 Years      5 Years       10 Years
                             ------       -------      -------       --------
Class A                       $ 76          $237        $  411        $  918
Class B                        677           848         1,144         1,787+
Class C                        262           502           866         1,889
Class D                        277           548           944         2,052

If you did not sell your shares at the end of each period, your costs would be:

                             1 Year       3 Years      5 Years       10 Years
                             ------       -------      -------       --------
Class A                       $ 76          $237          $411        $  918
Class B                        177           548           944         1,787+
Class C                        162           502           866         1,889
Class D                        177           548           944         2,052

+ Class B shares will automatically convert to Class A shares approximately eight years after purchase.

MANAGEMENT

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and strategies, and administers the Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $17.0 billion in assets as of March 31, 2002. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2002, of approximately $10.1 billion.

The Fund pays Seligman a fee for its management services. The fee rate equals a percentage of the daily net assets of the Fund. The rate is calculated on a sliding scale of 0.45% to 0.375% based on the average daily net assets of all US registered investment companies managed by Seligman. Seligman, at its discretion, reduced its management fee temporarily by 0.10% of the Fund's average daily net assets from January 1, 2001 to August 17, 2001. As a result, for the year ended December 31, 2001, the management fee paid by the Fund to Seligman was equal to an annual rate of 0.33% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:

The Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

The Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
--------------------------------------------------------------------------------

Shareholder Information

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. You may purchase Class B, Class C or Class D shares of the Fund only by exchanging shares of the same class of another Seligman mutual fund or through your broker or financial advisor to facilitate periodic investments in the same class of shares of other Seligman mutual funds.

When deciding which Class of shares to purchase, you should consider, among other things:

      o     If you would like to participate in a periodic investment program.

      o How long you plan to remain invested in the Fund, or another Seligman mutual fund.


      o Whether you may be eligible for reduced or no sales charges when you buy or sell shares of the Fund.


Your financial advisor will be able to help you decide which Class of shares best meets your needs.

--------------------------------------------------------------------------------
Class A

      o No initial sales charge on purchases. You will be subject to an initial sales charge when you exchange Class A shares of the Fund for Class A shares of another Seligman mutual fund.


      o Annual 12b-1 fee (for shareholder services) of up to 0.25%. This fee is currently not being charged through April 30, 2003.


      o A 1% CDSC when you sell Class A shares that were acquired by exchange of Class A shares of another Seligman mutual fund purchased within the past 18 months at net asset value due to the size of the purchase.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class B

      o     No initial sales charge on purchases.

      o     A declining CDSC on shares sold within 6 years of purchase:

Years Since Purchase                                                        CDSC
--------------------                                                        ----
Less than 1 year                                                              5%
1 year or more but less than 2 years                                          4
2 years or more but less than 3 years                                         3
3 years or more but less than 4 years                                         3
4 years or more but less than 5 years                                         2
5 years or more but less than 6 years                                         1
6 years or more                                                               0

--------------------------------------------------------------------------------
Your purchase of Class B shares must be for less than $250,000, because if you invest $250,000 or more, you will pay less in fees and charges if you buy another Class of shares.
--------------------------------------------------------------------------------

      o Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

      o Automatic conversion to Class A shares approximately eight years after purchase, resulting in lower ongoing 12b-1 fees.

      o     No CDSC when you sell shares purchased with reinvested dividends.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C

      o No initial sales charge on purchases. You will be subject to an initial sales charge when you exchange Class C shares of the Fund for Class C shares of another Seligman mutual fund.

      o No CDSC on shares purchased through your broker or financial advisor. You will be subject to a 1% CDSC when you sell Class C shares of the Fund that you acquired by exchange of Class C shares of another fund if the sale occurs within 18 months of your original purchase.

      o Annual 12b-1 fee (for distribution and shareholder services) of up to 1.00%.

      o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

      o     No sales charge on reinvested dividends.

      o     No CDSC when you sell shares purchased with reinvested dividends.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D*

      o     No initial sales charge on purchases.

      o     A 1% CDSC on shares sold within one year of purchase.

      o Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

      o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

      o     No CDSC when you sell shares purchased with reinvested dividends.

            * Class D shares are not available to all investors. You may purchase Class D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.
--------------------------------------------------------------------------------


The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows each Class to pay 12b-1 fees for the sale and distribution of its shares and/or for providing services to shareholders.


Because the Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.


The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.


How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund or when you exchange shares of another Seligman fund to buy the same class of shares of the Fund. For the purpose of calculating the CDSC, when you exchange shares of the Fund for the same class of another Seligman fund, it will be assumed that you held the shares of the other fund since the date you originally purchased the shares of the Fund. Similarly, when you exchange shares of another Seligman fund for shares of the Fund, it will be assumed that you held the shares of the Fund since the date you originally purchased shares of the other fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." An authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


--------------------------------------------------------------------------------
NAV:

Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------


If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class B, Class C, and Class D shares will generally be lower than the NAV of Class A shares of the Fund.


The Fund seeks to maintain a constant NAV of $1.00 per share. In an effort to maintain a stable net asset value, the Fund uses the amortized cost method of valuing its securities.

OPENING YOUR ACCOUNT


The Fund's shares are sold through authorized dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask an authorized dealer or your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class D."

To make your initial investment in the Fund, contact an authorized dealer or your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.


The required minimum initial investments are:

      o     Regular (non-retirement) accounts: $1,000


      o     For accounts opened concurrently with Invest-A-Check(R):


            $100 to open if you will be making monthly investments

            $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.


--------------------------------------------------------------------------------
You may buy shares of the Fund for all types of tax-deferred retirement plans. Contact Retirement Plan Services at the address or phone number listed on the inside back cover of this Prospectus for information and to receive the proper forms.
--------------------------------------------------------------------------------

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and any other Seligman funds you may own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.


If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form (which may require a signature guarantee) at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent investments must be for $100 or more.


Shares may be purchased through an authorized dealer or your financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:


                               Seligman Data Corp.
                               P.O. Box 9766
                               Providence, RI 02940-9766


Your check must be in US dollars and be drawn on a US bank. You may not use cash, checks made payable to cash, third party checks, traveler's checks or credit card convenience checks for investment.


You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in the Fund, you may exchange uncertificated shares of the Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares of the Fund and you never paid an initial sales charge on the shares, you may pay an initial sales charge at the time of the exchange.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC, an authorized dealer or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies invested in the Fund. (Dividend checks must include your name, account number, Fund name and class of shares and be drawn in an amount of $100 or more.)


Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.


Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset-allocation strategy around the cost of your future commitments and the time you have to meet them. Contact an authorized dealer or your financial advisor for more information.

Seligman Harvester(SM) Patent Pending. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact an authorized dealer or your financial advisor for more information.


HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS


You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. An initial sales charge will be imposed when you exchange Class A or Class C shares of the Fund for the same Class of shares of another Seligman mutual fund. You may be entitled to a reduced sales charge on such exchanges in certain circumstances. Contact an authorized dealer or your financial advisor for more information.

Only your dividend distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.


See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact an authorized dealer, your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.


HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

If you elect the Expedited Redemption Service on your account application, you may sell Fund shares by phone or written request without a signature guarantee and have the proceeds wired to your designated bank account. If the proceeds are less than $1,000 (or at your option, for any amount), a check will be mailed to your address of record.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.


To protect you and the Fund, if your written redemption request is for $25,000 or more, SDC will seek telephone confirmation from you, an authorized dealer or your financial advisor before sending any money. If the proceeds are: (1) $50,000 or more; (2) to be paid to someone other than the account owner; or (3) to be mailed to your financial advisor, then before sending any money, the Fund will require:

      o     A signed, written redemption request;

      o     Telephone confirmation; and

      o     A signature guarantee.

Confirmations will not affect the date on which your shares are redeemed, but it may delay the payment of proceeds.


--------------------------------------------------------------------------------
Signature Guarantee:


Protects you and the Fund from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable signature guarantee.

--------------------------------------------------------------------------------

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:

      o     a corporation;

      o     an executor or administrator;

      o     a trustee or custodian; or

      o     in a retirement plan.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in the Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you initially bought $1,000,000 or more of Class A shares of another Seligman mutual fund without an initial sales charge and exchanged into Class A shares of the Fund your withdrawals may be subject to a 1% CDSC if they occur within 18 months of the original purchase. If you own Class B shares, Class C shares acquired by exchange, or Class D shares and reinvest your dividend distributions, you may annually withdraw 12%, 10% or 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have $2,000 in the Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, the Fund reserves the right to:

      o     Refuse an exchange request if:

            1. you have exchanged twice from the same fund in any three-month period;

            2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or

            3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

      o     Refuse any request to buy Fund shares;

      o     Reject any request received by telephone;

      o     Suspend or terminate telephone services;

      o     Reject a signature guarantee that SDC believes may be fraudulent;

      o Close your fund account if its value falls below $500, although the Fund generally will not close an account that falls below $500 as a result of a market decline. The Fund will notify you in writing at least 30 days before closing your account;

      o Close your account if it does not have a certified taxpayer identification number.

Telephone Services

You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

      o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

      o     Exchange shares between funds;

      o     Change dividend distribution options;

      o     Change your address;

      o     Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

      Restrictions apply to certain types of accounts:

      o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

      o     Corporations may not sell Fund shares by phone;

      o IRAs may only exchange Fund shares or request address changes by phone;

      o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to write, and it may take longer for your request to be processed.

The Fund and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine. The Fund and SDC will employ reasonable procedures to confirm whether instructions received by telephone are genuine, and, if they do not, they may be liable for any losses due to unauthorized or fraudulent instructions.

Reinstatement Privilege

If you sell shares and pay a CDSC, you may, within 120 calendar days, use all or a part of the proceeds to buy shares of another Seligman mutual fund (reinstate your investment) and be entitled to a credit for the applicable CDSC paid. If you sell Class A or Class C shares of the Fund that were owned as a result of an exchange of shares from another Seligman mutual fund on which an initial sales charge was paid you will be eligible to use part or all of the proceeds to buy shares of another Seligman mutual fund without paying an initial sales charge. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDEND DISTRIBUTIONS

The Fund declares as a dividend substantially all of its net investment income each day that the New York Stock Exchange is open for business.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------

You may elect to:

(1) reinvest dividends in shares; or

(2) receive dividends in cash.

Your dividends will be reinvested if you do not instruct otherwise or if you own Fund shares in a Seligman tax-deferred retirement plan.


If you want to change your election, you may write to SDC at the address listed on the back cover of this Prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend.

Cash dividends that are not reinvested will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.


Dividend distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

Dividends on Class B, Class C and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees.

TAXES

The tax treatment of dividend distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends.

Dividends paid by the Fund are taxable to you as ordinary income. An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
--------------------------------------------------------------------------------

Seligman Communications and Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.


Seligman Emerging Markets Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.


SMALL COMPANY
--------------------------------------------------------------------------------

Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.


Seligman Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.


MEDIUM COMPANY
--------------------------------------------------------------------------------

Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------


Seligman Common Stock Fund

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Global Growth Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Growth Fund

Seeks long-term growth of capital value and an increase in future income.

Seligman International Growth Fund

Seeks long-term capital appreciation by investing in securities of medium-sized to large companies, primarily in the developed markets outside the US.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

TAX AWARE
--------------------------------------------------------------------------------

Seligman Tax-Aware Fund

Seeks long-term capital appreciation consistent with maximizing after-tax returns.


BALANCED
--------------------------------------------------------------------------------

Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME

--------------------------------------------------------------------------------

Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."


Seligman Investment Grade Fixed Income Fund

Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.


Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                        Louisiana                       New Jersey
 o High-Yield                     Maryland                        New York
 o Quality                        Massachusetts                   North Carolina
Colorado                          Michigan                        Ohio
Florida                           Minnesota                       Oregon
Georgia                           Missouri                        Pennsylvania
                                                                  South Carolina

*     A small portion of income may be subject to state and local taxes.

MONEY MARKET
--------------------------------------------------------------------------------

Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

Financial Highlights


The tables below are intended to help you understand the financial performance of the Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges and are not annualized for periods of less than one year. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                                               CLASS A
                                                                     ------------------------------------------------------------
                                                                                       Year ended December 31,
                                                                     ------------------------------------------------------------
                                                                       2001         2000         1999         1998         1997
                                                                     --------     --------     --------     --------     --------
Per Share Data:*
Net asset value, beginning of year ................................. $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                     --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income (loss) ....................................    0.032        0.056        0.042        0.045        0.047
                                                                     --------     --------     --------     --------     --------
Total from investment operations ...................................    0.032        0.056        0.042        0.045        0.047
                                                                     --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income ............................   (0.032)      (0.056)      (0.042)      (0.045)      (0.047)
                                                                     --------     --------     --------     --------     --------
Total distributions ................................................   (0.032)      (0.056)      (0.042)      (0.045)      (0.047)
                                                                     --------     --------     --------     --------     --------
Net asset value, end of year ....................................... $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                                                     ========     ========     ========     ========     ========
Total Return:                                                            3.21%        5.65%        4.30%        4.59%        4.80%
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ............................. $270,509     $396,472     $293,776     $273,427     $206,604
Ratio of expenses to average net assets ............................     0.68%        0.60%        0.57%        0.71%        0.78%
Ratio of net investment income (loss) to average net assets ........     3.16%        5.55%        4.21%        4.50%        4.70%
Without management fee waiver:***
   Ratio of expenses to average net assets .........................     0.74%        0.70%        0.66%
   Ratio of net investment income (loss) to average net assets .....     3.10%        5.45%        4.12%


----------
See footnotes on page 16.

                                                               CLASS B                                         CLASS C
                                       -------------------------------------------------------   ---------------------------------
                                                       Year ended December 31,                   Year ended December 31,   5/27/99**
                                       -------------------------------------------------------   -----------------------      to
                                         2001        2000        1999        1998        1997        2001        2000      12/31/99
                                       -------     -------     -------     -------     -------     -------     -------     --------
Per Share Data:*
Net asset value, beginning of
   period ............................ $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                       -------     -------     -------     -------     -------     -------     -------     -------
Income from investment operations:
   Net investment income (loss) ......   0.022       0.046       0.032       0.035       0.037       0.023       0.047       0.022
                                       -------     -------     -------     -------     -------     -------     -------     -------
Total from investment operations .....   0.022       0.046       0.032       0.035       0.037       0.023       0.047       0.022
                                       -------     -------     -------     -------     -------     -------     -------     -------
Less distributions:
Dividends from net investment
   income ............................  (0.022)     (0.046)     (0.032)     (0.035)     (0.037)     (0.023)     (0.047)     (0.022)
                                       -------     -------     -------     -------     -------     -------     -------     -------
Total distributions ..................  (0.022)     (0.046)     (0.032)     (0.035)     (0.037)     (0.023)     (0.047)     (0.022)
                                       -------     -------     -------     -------     -------     -------     -------     -------
Net asset value, end of period ....... $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
                                       =======     =======     =======     =======     =======     =======     =======     =======
Total Return:                             2.20%       4.62%       3.26%       3.56%       3.77%       2.36%       4.81%       2.15%
Ratios/Supplemental Data:
Net assets, end of period (in
   thousands) ........................ $49,656     $43,259     $42,612     $24,189     $10,858     $ 9,204     $ 8,378     $ 5,305
Ratio of expenses to average net
   assets ............................    1.66%       1.60%       1.57%       1.71%       1.78%       1.51%       1.40%       1.25%+
Ratio of net investment income
   (loss) to average net assets ......    2.18%       4.55%       3.21%       3.50%       3.70%       2.33%       4.75%       3.64%+
Without management fee waiver and
   expense reimbursement:***
   Ratio of expenses to average
      net assets .....................    1.74%       1.70%       1.66%                               1.59%       1.50%       1.35%+
   Ratio of net investment income
      (loss) to average net assets ...    2.10%       4.45%       3.12%                               2.25%       4.65%       3.54%+

                                                                                          CLASS D
                                                                -----------------------------------------------------------
                                                                                  Year ended December 31,
                                                                -----------------------------------------------------------
                                                                  2001         2000         1999         1998         1997
                                                                -------      -------      -------      -------      -------
Per Share Data:*
Net asset value, beginning of year .........................    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                                -------      -------      -------      -------      -------
Income from investment operations:
   Net investment income (loss) ............................      0.022        0.046        0.032        0.035        0.037
                                                                -------      -------      -------      -------      -------
Total from investment operations ...........................      0.022        0.046        0.032        0.035        0.037
                                                                -------      -------      -------      -------      -------
Less distributions:
Dividends from net investment income .......................     (0.022)      (0.046)      (0.032)      (0.035)      (0.037)
                                                                -------      -------      -------      -------      -------
Total distributions ........................................     (0.022)      (0.046)      (0.032)      (0.035)      (0.037)
                                                                -------      -------      -------      -------      -------
Net asset value, end of year ...............................    $ 1.000      $ 1.000      $ 1.000      $ 1.000      $ 1.000
                                                                =======      =======      =======      =======      =======
Total Return:                                                      2.20%        4.62%        3.26%        3.56%        3.77%
Ratios/Supplemental Data:
Net assets, end of year (in thousands) .....................    $22,217      $29,532      $29,078      $52,243      $24,110
Ratio of expenses to average net assets ....................       1.66%        1.60%        1.57%        1.71%        1.78%
Ratio of net investment income (loss) to average net
   assets ..................................................       2.18%        4.55%        3.21%        3.50%        3.70%
Without management fee waiver and expense
   reimbursement:***
   Ratio of expenses to average net assets .................       1.74%        1.70%        1.66%
   Ratio of net investment income (loss) to average net
      assets ...............................................       2.10%        4.45%        3.12%

----------
  *   Per share amounts are calculated based on average shares outstanding.

 **   Commencement of offering of shares.

*** For the years ended December 31, 1999, 2000 and 2001, Seligman, at its discretion, waived a portion of its management fees and reimbursed certain expenses of Class B, C and D shares for the year ended December 31, 2001. There is no assurance that Seligman will continue this policy in the future.

  +   Annualized.

How to Contact Us

The Fund                   Write:          Corporate Communications/
                                           Investor Relations Department
                                           J. & W. Seligman & Co. Incorporated
                                           100 Park Avenue, New York, NY 10017

                           Phone:          Toll-Free (800) 221-7844 in the US or
                                           (212) 850-1864 outside the US

                           Website:        http://www.seligman.com

Your Regular
(Non-Retirement)
Account                    Write:          Shareholder Services Department
                                           Seligman Data Corp.
                                           100 Park Avenue, New York, NY 10017

                           Phone:          Toll-Free (800) 221-2450 in the US or
                                           (212) 682-7600 outside the US

                           Website:        http://www.seligman.com

Your Retirement
Account                    Write:          Retirement Plan Services
                                           Seligman Data Corp.
                                           100 Park Avenue, New York, NY 10017

                           Phone:          Toll-Free (800) 445-1777


                  --------------------------------------------------------------
                  24-hour automated telephone access is available by dialing
                  (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transactions, and other information. Alternatively, you may access our website at http://www.seligman.com.
                  --------------------------------------------------------------

For More Information

--------------------------------------------------------------------------------
      The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

      Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

      Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBER: 811 - 2650

                                                                 S E L I G M A N
                                                      --------------------------
                                                      CASH MANAGEMENT FUND, INC.

                                     [PHOTO]

                                   PROSPECTUS


                                   MAY 1, 2002


                                     CLASS I

                                     SHARES


                                 A Money Market

                             Mutual Fund Seeking to

                             Preserve Capital and to

                             Maximize Liquidity and

                                 Current Income


                                   managed by

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864


The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined this Prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objectives, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Fund is suitable for you.

TXCM1 5/2002 CI

Table of Contents

The Fund
      Investment Objectives                                                    1
      Principal Investment Strategies                                          1
      Principal Risks                                                          2
      Past Performance                                                         3
      Fees and Expenses                                                        4
      Management                                                               5


Shareholder Information
      Pricing of Fund Shares                                                   6
      How to Buy Fund Shares                                                   6
      How to Exchange Shares Among  the Seligman Mutual Funds                  7
      How to Sell Shares                                                       7
      Important Policies That May Affect Your Account                          7
      Dividend Distributions                                                   8
      Taxes                                                                    8
      The Seligman Mutual Funds                                                9

Financial Highlights                                                          11

How to Contact Us                                                             12


For More Information                                                  back cover

                         TIMES CHANGE ... VALUES ENDURE

The Fund

INVESTMENT OBJECTIVES

The Fund's investment objectives are to preserve capital and to maximize liquidity and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund uses the following principal investment strategies to seek its investment objectives:

The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Fund's investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

The Fund's investment objectives may be changed only with shareholder approval. The principal investment strategies may be changed without shareholder approval. Any changes to these strategies, however, must be approved by the Fund's Board of Directors.

There is no guarantee that the Fund will achieve its objectives.

PRINCIPAL RISKS

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund's assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund may invest could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

PAST PERFORMANCE


Only Class I shares are offered by this Prospectus. Because Class I shares do not yet have annual returns for a full calendar year, the information presented below is for Class A shares, which are not offered by this Prospectus, but which would have substantially similar annual returns to Class I shares because the assets are invested in the same portfolio of securities. The annual returns of the two Classes would differ only to the extent that the Classes do not have the same fees and expenses.

The information in the bar chart provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year. It is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future.


The Class A average annual total returns presented in the table below the bar chart reflect the effect of any applicable sales charges. Class I shares are not subject to any sales charges. Both the bar chart and the table assume that all dividends were reinvested.


                          Class A Annual Total Returns


 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

 1992    1993    1994    1995    1996    1997    1998    1999    2000    2001
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 3.10%   2.40%   3.46%   5.18%   4.71%   4.80%   4.59%   4.30%   5.65%   3.21%


               Best quarter return: 1.48% - quarter ended 9/30/00.
              Worst quarter return: 0.33% - quarter ended 12/31/01.

--------------------------------------------------------------------------------
              Average Annual Total Returns - Periods Ended 12/31/01

                                                      ONE        FIVE       TEN
                                                     YEAR       YEARS      YEARS
                                                     ----       -----      -----
Class A                                              3.21%      4.51%      4.14%
--------------------------------------------------------------------------------

   The Fund's Class A shares' 7-day yield as of December 31, 2001 was 0.78%.


     To obtain the Fund's current 7-day yield, you may call (800) 622-4597.

FEES AND EXPENSES

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees
----------------

Maximum Sales Charge (Load) on Purchases ................................. none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) on Redemptions .... none

Annual Fund Operating Expenses
------------------------------
(as a percentage of average net assets)


Management Fees .......................................................... 0.39%
Distribution and/or Service (12b-1) Fees ................................. none
Other Expenses(1)(2) ..................................................... 0.21%
                                                                           ----
Total Annual Fund Operating Expenses ..................................... 0.60%
                                                                           ====

(1) From November 30, 2001 through the year ended December 31, 2001, Seligman voluntarily agreed to reimburse a portion of other expenses.

(2) Class I shares commenced operations on November 30, 2001. Other expenses are based on estimated expenses for the current fiscal year.


--------------------------------------------------------------------------------
Management Fees:

Fees paid out of Fund assets to the investment manager to compensate it for managing the Fund.

Other Expenses:

Miscellaneous expenses of running the Fund, including such things as transfer agency, registration, custody, auditing and legal fees.
--------------------------------------------------------------------------------

Example

This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. It assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses (including the management fee) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            1 Year        3 Years        5 Years        10 Years
                            ------        -------        -------        --------
Class I                       $61           $192           $335           $750

MANAGEMENT

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and strategies, and administers the Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 23 US registered investment companies, which offer more than 60 investment portfolios with approximately $17.0 billion in assets as of March 31, 2002. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at March 31, 2002 of approximately $10.1 billion.

The Fund pays Seligman a management fee for its services. The management fee rate equals a percentage of the daily net assets of the Fund. The rate is calculated on a sliding scale of 0.45% to 0.375% based on the average daily net assets of all US registered investment companies managed by Seligman.


--------------------------------------------------------------------------------
Affiliates of Seligman:

Seligman Advisors, Inc.:

The Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:

A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated broker or financial advisor.

Seligman Data Corp. (SDC):

The Fund's shareholder service agent; provides shareholder account services to the Fund at cost.
--------------------------------------------------------------------------------

Shareholder Information

The Fund offers five Classes of shares. Only Class I shares are offered by this Prospectus. The Fund's Board of Directors believes that no conflict of interest currently exists among the Fund's Classes of shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

PRICING OF FUND SHARES

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order. Purchase or sale orders received by Seligman Advisors before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. If your purchase and sale orders are handled by an authorized dealer or financial advisor, then purchase or sale orders received by an authorized dealer or your financial advisor by the close of regular trading on the NYSE and received in good order by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading of the NYSE on that day. However, Seligman Advisors may reject any request to purchase shares under the circumstances discussed later in this Prospectus in "Important Policies That May Affect Your Account." You or an authorized dealer or your financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business. Class I shares are not subject to any initial or contingent sales charges or distribution expenses.

--------------------------------------------------------------------------------
NAV:

Computed separately for each Class by dividing that Class's share of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.
--------------------------------------------------------------------------------

If your buy or sell order is received by an authorized dealer or your financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV.

The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. The Fund seeks to maintain a constant NAV of $1.00 per share. In an effort to maintain a stable net asset value, the Fund uses the amortized cost method of valuing its securities.

HOW TO BUY FUND SHARES


Class I shares are not subject to any initial or contingent sales charges or distribution expenses. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified tuition program" (within the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors and certain qualified employee benefit plans offered to employees of Seligman and its affiliates.


To make your initial investment in the Fund, an account must be established by SDC.

HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Class I shares may not be offered by every Seligman mutual fund. Please consult the relevant fund's current Prospectus to determine if it offers Class I shares. Exchanges will be made at each fund's respective NAV. Exchanges generally must be requested in writing and received by Seligman Advisers by 4:00 p.m. Eastern time to receive that day's NAV.

HOW TO SELL SHARES

Generally, institutional shareholders must send written instructions to SDC to sell Fund shares. SDC will send proceeds from a sale by means agreed on between each institutional shareholder and SDC. Sales handled by an authorized dealer or financial advisor generally must follow the same procedure. The Fund does not charge any fees and expenses for a sale handled by an authorized dealer or financial advisor, but the dealer or financial advisor may charge a service fee. SDC may require additional documents to sell Fund shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

The Fund reserves the right to:

      o Refuse an exchange request or a purchase request when there appears to be evidence of a pattern of frequent purchases and sales made in response to short-term considerations;


      o     Refuse any request to buy Fund shares;


      o     Reject any request received by telephone;

      o Close your account if it does not have a certified taxpayer identification number.

DIVIDEND DISTRIBUTIONS

The Fund declares as a dividend substantially all of its net investment income each day that the New York Stock Exchange is open for business.

--------------------------------------------------------------------------------
Dividend:

A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

Ex-dividend Date:

The day on which any declared distributions (dividends or capital gains) are deducted from a fund's assets before it calculates its NAV.
--------------------------------------------------------------------------------


Institutional shareholders such as tax-deferred retirement plans and qualified tuition programs generally will have dividend distributions reinvested in additional Fund shares. Other institutional shareholders may elect to:


(1) reinvest dividends in shares; or

(2) receive dividends in cash.


If you want to change your election, you may write to SDC at the address listed on the back cover of this Prospectus, or, an authorized dealer or financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend.

Cash dividends distributions that are not reinvested will be sent by means agreed on between SDC and each institutional shareholder. Such distributions can be sent by check, by wire transfer or directly deposited into a predesignated bank account, generally within 3-4 business days from the payable date.


Dividend distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

TAXES


The tax treatment of dividend distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans and qualified tuition programs are not taxed currently on dividends.


Dividends paid by the Fund are taxable to you as ordinary income. An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

THE SELIGMAN MUTUAL FUNDS

EQUITY

SPECIALTY
--------------------------------------------------------------------------------

Seligman Communications and Information Fund+

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Emerging Markets Fund+

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Seligman Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

SMALL COMPANY
--------------------------------------------------------------------------------

Seligman Frontier Fund+

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Global Smaller Companies Fund+

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Seligman Small-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

MEDIUM COMPANY
--------------------------------------------------------------------------------

Seligman Capital Fund+

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

LARGE COMPANY
--------------------------------------------------------------------------------

Seligman Common Stock Fund+

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Growth Fund+

Seeks long-term growth of capital value and an increase in future income.

Seligman Global Growth Fund+

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman International Growth Fund+


Seeks long-term capital appreciation by investing in securities of medium-sized to large companies, primarily in the developed markets outside the US.


Seligman Large-Cap Value Fund+

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

TAX AWARE
--------------------------------------------------------------------------------


Seligman Tax-Aware Fund


Seeks long-term capital appreciation consistent with maximizing after-tax returns.

BALANCED
--------------------------------------------------------------------------------

Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

FIXED-INCOME

INCOME
--------------------------------------------------------------------------------

Seligman High-Yield Bond Series+

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."


Seligman Investment Grade Fixed Income Fund+


Seeks to produce a high level of current income consistent with prudent exposure to risk. Capital appreciation is a secondary objective.

Seligman U.S. Government Securities Series

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

MUNICIPAL
--------------------------------------------------------------------------------

Seligman Municipal Funds:

National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

California                         Louisiana                      New Jersey
 o High-Yield                      Maryland                       New York
 o Quality                         Massachusetts                  North Carolina
Colorado                           Michigan                       Ohio
Florida                            Minnesota                      Oregon
Georgia                            Missouri                       Pennsylvania
                                                                  South Carolina

*     A small portion of income may be subject to state and local taxes.

MONEY MARKET
--------------------------------------------------------------------------------

Seligman Cash Management Fund+

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

ASSET ALLOCATION

Seligman Time Horizon/Harvester Series, Inc. is an asset-allocation type mutual fund. It offers four different asset allocation funds that pursue their investment objectives by allocating their assets among other mutual funds in the Seligman Group.

Seligman Time Horizon 30 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in aggressive growth-oriented domestic and international equity securities weighted toward small- and medium-capitalization companies.

Seligman Time Horizon 20 Fund

Seeks long-term capital appreciation by creating a portfolio of mutual funds that invests in growth-oriented domestic and international equity securities, with a more even weighting among small-, medium- and large-capitalization companies than Seligman Time Horizon 30 Fund.

Seligman Time Horizon 10 Fund

Seeks capital appreciation by creating a portfolio of mutual funds that invests in small-, medium- and large-capitalization domestic and international equity securities as well as domestic fixed-income securities.

Seligman Harvester Fund

Seeks capital appreciation and preservation of capital with current income and growth of income by creating a portfolio of mutual funds that invests in medium- and large-capitalization domestic and international equity securities supplemented by a larger allocation of fixed-income securities and cash than Seligman Time Horizon 10 Fund.

----------
+     Offers Class I shares.

Financial Highlights


The table below is intended to help you understand the financial performance of the Fund's Class I shares since inception. Certain information reflects financial results for a single share of Class I shares held throughout the period shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total return does not reflect any sales charges and is not annualized. Deloitte & Touche LLP, independent auditors, have audited this information. Their reports, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

                                                                       CLASS I
                                                                      ----------
                                                                      11/30/01**
                                                                          to
                                                                       12/31/01
                                                                      ----------
Per Share Data:*
Net asset value, beginning of period ................................   $1.000
                                                                        ------
Income from investment operations:
   Net investment income (loss) .....................................    0.001
                                                                        ------
Total from investment operations ....................................    0.001
                                                                        ------
Less distributions:
   Dividends from net investment income .............................   (0.001)
                                                                        ------
Total distributions .................................................   (0.001)
                                                                        ------
Net asset value, end of period ......................................   $1.000
                                                                        ======
Total Return: .......................................................     0.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands) ............................      $30
Ratio of expenses to average net assets .............................     0.60%+
Ratio of net investment income (loss) to average net assets .........     1.25%+
Without management fee waiver and expense reimbursement:***
   Ratio of expenses to average net assets ..........................     1.35%+
   Ratio of net investment income (loss) to average net assets ......     0.50%+

----------
  *   Per share amounts are calculated based on average shares outstanding.

 **   Commencement of offering of shares.

*** Seligman, at its discretion, waived a portion of its management fees and reimbursed certain expenses of Class I shares.

  +   Annualized.

How to Contact Us

The Fund                   Write:          Corporate Communications/
                                           Investor Relations Department
                                           J. & W. Seligman & Co. Incorporated
                                           100 Park Avenue, New York, NY 10017

                           Phone:          Toll-Free (800) 221-7844 in the US or
                                           (212) 850-1864 outside the US

                           Website:        http://www.seligman.com

Your Regular
(Non-Retirement)           Write:          Shareholder Services Department
Account                                    Seligman Data Corp.
                                           100 Park Avenue, New York, NY 10017

                           Phone:          Toll-Free (800) 221-2450 in the US or
                                           (212) 682-7600 outside the US

                           Website:        http://www.seligman.com

Your Retirement            Write:          Retirement Plan Services
Account                                    Seligman Data Corp.
                                           100 Park Avenue, New York, NY 10017

                           Phone:          Toll-Free (800) 445-1777

                  --------------------------------------------------------------
                  24-hour automated telephone access is available by calling
                  (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transactions, and other information. Alternatively, you may access our website at http://www.seligman.com.
                  --------------------------------------------------------------

For More Information

--------------------------------------------------------------------------------
      The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US. You may also call these numbers to request other information about the Fund or to make shareholder inquiries.

      Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this Prospectus.

      Annual/Semi-Annual Reports contain additional information about each Fund's investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

      This Prospectus is intended for use in connection with certain tax-deferred investment programs.
--------------------------------------------------------------------------------

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of

                                     [LOGO]

                             J. &. W. SELIGMAN & CO.
                                  INCORPORATED

                                ESTABLISHED 1864
                       100 Park Avenue, New York, NY 10017

Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For more information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the EDGAR Database on the SEC's internet site: http://www.sec.gov.

Copies of this information may also be obtained, upon payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

SEC FILE NUMBER: 811-2650

                       SELIGMAN CASH MANAGEMENT FUND, INC.


                       Statement of Additional Information
                                   May 1, 2002


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Cash Management Fund, Inc. (the Fund), dated May 1, 2002, offering Class A shares, Class B shares, Class C shares and Class D shares, and the current Prospectus, dated May 1, 2002 offering Class I shares (together, the Prospectuses). This SAI, although not in itself a Prospectus, is incorporated by reference into the Prospectuses in its entirety. It should be read in conjunction with the Prospectuses, which you may obtain by writing or calling the Fund at the above address or telephone numbers.

The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents


      Fund History ................................................... 2
      Description of the Fund and its Investments and Risks .......... 2
      Management of the Fund ......................................... 4
      Control Persons and Principal Holders of Securities ............ 9
      Investment Advisory and Other Services ......................... 10
      Portfolio Transactions and Other Practices ..................... 16
      Capital Stock and Other Securities ............................. 16
      Purchase, Redemption, and Pricing of Shares .................... 17
      Taxation of the Fund ........................................... 21
      Underwriters ................................................... 21
      Calculation of Yield ........................................... 22
      Financial Statements ........................................... 23
      General Information ............................................ 23
      Appendix A ..................................................... 24
      Appendix B ..................................................... 26


TXCM1A

                                  Fund History

The Fund was incorporated under the laws of the state of Maryland on July 12, 1976.

              Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectuses.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Fund will not purchase any security (other than a US Government security) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (NRSRO's) such as Moody's Investors Service (Moody's) and Standard & Poor's Ratings Services (S&P), or (ii) if not so rated, it is determined to be of comparable quality. Determinations of the comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Fund's best interest.

Presently, the Fund only invests in either US Government securities or securities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSRO's, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one such security. A description of the debt securities ratings appears in Appendix A.

Commercial Paper and Short-Term Corporate Debt Securities. The Fund may invest in commercial paper and short-term corporate debt securities. Commercial paper includes short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies to finance short-term credit needs. Corporate debt securities include bonds and notes issued by corporations to finance longer-term credit needs. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Money Market Instruments. The Fund invests in high-quality money market instruments having a remaining maturity of 13 months (397 days) or less, including the following:

US Government, Agency and Instrumentality Obligations. These securities are issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as US Treasury Bills, notes, and bonds; others are guaranteed by the US Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Association. There can be no assurance that the US Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

Bank Obligations. These instruments include obligations of domestic banks (including foreign branches) and foreign banks with maturities not exceeding 13 months (397 days) including negotiable certificates of deposit, bank notes, bankers' acceptances, fixed time deposits and commercial paper. Investments in such obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Negotiable certificates of deposit are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specific rate of return, and are negotiable. Bankers' acceptances are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Fixed time deposits represent funds deposited in a bank. They are for a definite period of time and earn a specific rate of return. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Repurchase Agreements. The Fund may enter into repurchase agreements under which it acquires a money market instrument, qualified for purchase by the Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. Although the Fund may enter into repurchase agreements with respect to any money market instruments qualified for purchase, such agreements generally involve US Government securities. The Fund may enter into repurchase agreements with broker/dealers and commercial banks. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

The Fund will not invest more than 10% of its assets in repurchase agreements of more than one week's duration and in fixed time deposits, other than overnight deposits, subject to withdrawal penalties.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such securities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any. The Fund has not loaned any portfolio securities to date.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund's outstanding voting securities. Under these policies, the Fund may not:

- Issue senior securities or borrow money, except from banks for temporary purposes in an amount not to exceed 5% of the value of the total assets of the Fund;

- Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans;

- Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure borrowings permitted by paragraph 1;

- Underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options;

- Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the Fund reserves the right to concentrate investments in money market instruments issued by the US Government or its agencies or instrumentalities or banks or bank holding companies;

- Invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the US Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than US Government agencies or instrumentalities;

- Buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate, or buy or hold oil or gas interests, or buy or hold any commodity or commodity contracts;

- Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded;

- Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements;

- Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund or of the Manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities; or

- Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for directors.

The Fund also may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940, as amended (1940 Act), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

The Fund also may not acquire any securities of a registered open-end investment company or a registered unit investment trust in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act. This policy is not fundamental.

                             Management of the Fund

Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information


Information with respect to Directors and officers of the Fund is shown below.. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

                                                                                                      Number of           Other
                               Term of                                                               Portfolios       Directorships
                              Office and                                                               in Fund      Held By Director
                              Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)         Time        Principal Occupation(s) During Past 5 Years and          Overseen       Under Principal
With Fund                       Served*                       Other Information                      by Director      Occupation(s)
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------
John R. Galvin (72)          1995 to Date    Dean Emeritus, Fletcher School of Law and                    61              None
Director                                     Diplomacy at Tufts University; Director or Trustee
                                             of each of the investment companies of the
                                             Seligman Group of Funds**; Chairman Emeritus,
                                             American Council on Germany; Director, Raytheon
                                             Co., defense and commercial electronics, National
                                             Defense University and the Institute for Defense
                                             Analyses. Formerly, Director, USLIFE Corporation,
                                             life insurance; Governor of the Center for
                                             Creative Leadership; Ambassador, U.S. State
                                             Department for negotiations in Bosnia;
                                             Distinguished Policy Analyst at Ohio State
                                             University and Olin Distinguished Professor of
                                             National Security Studies at the United States
                                             Military Academy. From June 1987 to June 1992, he
                                             was the Supreme Allied Commander, Europe and the
                                             Commander-in-Chief, United States European
                                             Command.

Alice S. Ilchman (67)        1991 to Date    President Emeritus, Sarah Lawrence College; Director         61              None
Director                                     or Trustee of each of the investment companies of
                                             the Seligman Group of Funds**; Director, Jeannette
                                             K. Watson Fellowship; Trustee, the Committee for
                                             Economic Development; Director, Public
                                             Broadcasting Service (PBS); and Court of
                                             Governors, London School of Economics. Formerly,
                                             Chairman, The Rockefeller Foundation, charitable
                                             foundation; Trustee, The Markle Foundation,
                                             philanthropic organization; and Director, New York
                                             Telephone Company and International Research and
                                             Exchange Board, intellectual exchanges.

Frank A. McPherson (69)      1995 to Date    Retired Chairman of the Board and Chief Executive            61              None
Director                                     Officer of Kerr-McGee Corporation, diversified
                                             energy company; Director or Trustee of each of the
                                             investment companies of the Seligman Group of
                                             Funds**; Director, Conoco Inc, oil and gas
                                             exploration and production, Intergis Health, owner
                                             of various hospitals, BOK Financial, bank holding
                                             company, Oklahoma Chapter of the Nature
                                             Conservancy, Oklahoma Medical Research Foundation,
                                             Boys and Girls Clubs of Okalhoma, Oklahoma City
                                             Public Schools Foundation and Oklahoma Foundation
                                             for Excellence in Education. Formerly, Chairman,
                                             Oklahoma City Chamber of Commerce, Intergis Health
                                             and Oklahoma City Public Schools Foundation;
                                             Director, Kimberly-Clark Corporation, consumer
                                             products and the Federal Reserve System's Kansas
                                             City Reserve Bank; and Member of the Business
                                             Roundtable.

John E. Merow (72)           1976 to Date    Retired Chairman and Senior Partner, Sullivan &              61              None
Director                                     Cromwell, law firm; Director or Trustee of each of
                                             the investment companies of the Seligman Group of
                                             Funds**;Director, Commonwealth Industries, Inc.,
                                             manufacturers of aluminum sheet products, the
                                             Foreign Policy Association, Municipal Art Society
                                             of New York, the U.S. Council for International
                                             Business and New York-Presbyterian Hospital; Vice
                                             Chairman, New York-Presbyterian Healthcare System,
                                             Inc.; and Member of the American Law Institute and
                                             Council on Foreign Relations.

                                                                                                      Number of           Other
                               Term of                                                               Portfolios       Directorships
                              Office and                                                               in Fund      Held By Director
                              Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)         Time        Principal Occupation(s) During Past 5 Years and          Overseen       Under Principal
With Fund                       Served*                       Other Information                      by Director      Occupation(s)
Betsy S. Michel (59)         1984 to Date    Attorney; Director or Trustee of each of the                 61              None
Director                                     investment companies of the Seligman Group of
                                             Funds**; Trustee, The Geraldine R. Dodge
                                             Foundation, charitable foundation and World
                                             Learning, Inc. Formerly, Chairman of the Board of
                                             Trustees of St. George's School (Newport, RI) and
                                             Director, the National Association of Independent
                                             Schools (Washington, DC).

James C. Pitney (75)         1976 to Date    Retired Partner, Pitney, Hardin, Kipp & Szuch, law           61              None
Director                                     firm; Director or Trustee of each of the
                                             investment companies of the Seligman Group of
                                             Funds**. Formerly, Director, Public Service
                                             Enterprise Group, public utility.

James Q. Riordan (74)        1991 to Date    Director or Trustee of each of the investment                61              None
Director                                     companies of the Seligman Group of Funds**;
                                             Director or Trustee, The Houston Exploration
                                             Company, oil exploration, The Brooklyn Museum,
                                             KeySpan Corporation, diversified energy and
                                             electric company and the Committee for Economic
                                             Development. Formerly, Co-Chairman of the Policy
                                             Council of the Tax Foundation; Director, Tesoro
                                             Petroleum Companies, Inc., Dow Jones & Company,
                                             Inc., a business and financial news company and
                                             Public Broadcasting Service (PBS); Director and
                                             President, Bekaert Corporation, high-grade steel
                                             cord, wire and fencing products; and Vice
                                             Chairman, Exxon Mobil Corporation, petroleum and
                                             petrochemicals company.

Robert L. Shafer (69)        1980 to Date    Retired Vice President, Pfizer Inc.,                         61              None
Director                                     pharmaceuticals; Director or Trustee of each of
                                             the investment companies of the Seligman Group of
                                             Funds**. Formerly, Director, USLIFE Corporation,
                                             life insurance.


James N. Whitson (67)        1993 to Date    Retired Executive Vice President and Chief                   61              None
Director                                     Operating Officer, Sammons Enterprises, Inc., a
                                             diversified holding company; Director or Trustee
                                             of each of the investment companies of the
                                             Seligman Group of Funds**; Director, C-SPAN, cable
                                             television networks and CommScope, Inc.,
                                             manufacturer of coaxial cable.

------------------------------------------------------------------------------------------------------------------------------------
                                             INTERESTED DIRECTORS AND PRINCIPAL OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
William C. Morris*** (64)    1988 to Date    Chairman, J. & W. Seligman & Co. Incorporated,               61              None
Director, Chairman of the                    Chairman and Chief Executive Officer of each of
Board and Chief                              the investment companies of the Seligman Group of
Executive Officer                            Funds**; Chairman, Seligman Advisors, Inc. and
                                             Seligman Services, Inc.; Chairman, Carbo Ceramics
                                             Inc., manufacturer of ceramic proppants for oil
                                             and gas industry; and Director, Seligman Data
                                             Corp. and Kerr-McGee Corporation, a diversified
                                             energy company. Formerly, Director, Daniel
                                             Industries Inc., manufacturer of oil and gas
                                             metering equipment.

Brian T. Zino*** (49)         Dir.: 1993     Director and President, J. & W. Seligman & Co.               61              None
Director and President          to Date      Incorporated; President of each of the investment
                              Pres.: 1995    companies of the Seligman Group of Funds (with the
                                to Date      exception of Seligman Quality Municipal Fund, Inc.
                                             and Seligman Select Municipal Fund, Inc.) and
                                             Director or Trustee of each of the investment
                                             companies of the Seligman Group of Funds**;
                                             Director, Seligman Advisors, Inc. and Seligman
                                             Services, Inc.; Chairman, Seligman Data Corp.;
                                             Member of the Board of Governors of the Investment
                                             Company Institute; and Vice Chairman, ICI Mutual
                                             Insurance Company.

                                                                                                      Number of           Other
                               Term of                                                               Portfolios       Directorships
                              Office and                                                               in Fund      Held By Director
                              Length of                                                                Complex        Not Disclosed
Name, (Age), Position(s)         Time        Principal Occupation(s) During Past 5 Years and          Overseen       Under Principal
With Fund                       Served*                       Other Information                      by Director      Occupation(s)
Christopher J. Mahony (39)   2002 to Date    Vice President, Investment Officer of J. & W.                N/A             N/A
Vice President and                           Seligman & Co. Incorporated since April 2001; Vice
Portfolio Manager                            President and Portfolio Manager of Seligman Cash
                                             Management Fund, Inc. and Seligman Investment
                                             Grade Fixed Income Fund, Inc; and Vice President,
                                             Seligman High Income Fund Series and Portfolio
                                             Manager of its U.S. Government Securities Fund.
                                             Formerly, Senior Portfolio Manager at Fort
                                             Washington Investment Advisors, Inc since 1994.

Thomas Rose (44)             2000 to Date    Senior Vice President, Finance, J. & W. Seligman &           N/A             N/A
Vice President                               Co. Incorporated, Seligman Advisors, Inc. and
                                             Seligman Data Corp.; Vice President of each of the
                                             investment companies of the Seligman Group of
                                             Funds** and of Seligman Services, Inc. and
                                             Seligman International, Inc. Formerly, Treasurer
                                             of each of the investment companies of the
                                             Seligman Group of Funds and of Seligman Data Corp.

Lawrence P. Vogel (45)        V.P.: 1992     Senior Vice President and Treasurer, Investment              N/A             N/A
Vice President and              to Date      Companies, J. & W. Seligman & Co. Incorporated;
Treasurer                    Treas.: 2000    Vice President and Treasurer of each of the
                                to Date      investment companies of the Seligman Group of
                                             Funds** and of Seligman Data Corp. Formerly,
                                             Senior Vice President, Finance, J. & W. Seligman &
                                             Co. Incorporated, Seligman Advisors, Inc.,
                                             Seligman International, Inc. and Seligman Data
                                             Corp.; Vice President, Seligman Services, Inc.;
                                             and Treasurer, Seligman International, Inc. and
                                             Seligman Henderson Co.

Frank J. Nasta (37)          1994 to Date    General Counsel, Senior Vice President, Law and              N/A             N/A
Secretary                                    Regulation and Corporate Secretary, J. & W.
                                             Seligman & Co. Incorporated; Secretary, of each of
                                             the investment companies of the Seligman Group of
                                             Funds**; and Corporate Secretary, Seligman
                                             Advisors, Inc., Seligman Services, Inc., Seligman
                                             International, Inc. and Seligman Data Corp.
                                             Formerly, Corporate Secretary, Seligman Henderson
                                             Co.

----------
* Each Director serves for an indefinite term, until the election and qualification of his successor or until his earlier death, resignation or removal. Each officer is elected annually by the Board.

** The Seligman Group of Funds consists of twenty-three registered investment companies.

*** Mr. Morris and Mr. Zino are considered "interested persons" of the Fund, as defined in the 1940 Act, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

The standing committees of the Board include the Board Operations Committee, Audit Committee and Director Nominating Committee. These Committees are comprised solely of Directors who are not "interested" persons of the Fund as that term is defined in the 1940 Act. The duties of these Committees are described below.

Board Operations Committee. This Committee has authority generally to direct the operations of the Board, including the nomination of members of other Board Committees and the selection of legal counsel for the Corporation. The Committee met five times during the year ended December 31, 2001. Members of the Committee are Messrs. Riordan (Chairman), Galvin, McPherson, Merow, Pitney, Richie, Shafer and Whitson, and Dr. Ilchman and Ms. Michel.

Audit Committee. This Committee recommends the independent public accountants for selection as auditors by the Board annually. In addition, the Committee assists the Board in its oversight of the Fund's financial reporting process and operates pursuant to a written charter. The Committee met twice during the year ended December 31, 2001. Members of the Committee are Messrs. Whitson (Chairman), Galvin, Merow, and Richie, and Ms. Michel.

Director Nominating Committee. This Committee selects and nominates persons for election as Directors by the Board. In addition, if a shareholder meeting is held where Directors are to be elected, the Committee will select and nominate persons for election as Directors at such shareholder meeting. The Committee will consider suggestions from shareholders submitted in writing to the Secretary of the Fund. The Committee met once during the year ended December 31, 2001. Members of the Committee are Messrs. Shafer (Chairman), Pitney, McPherson, and Riordan and Dr. Ilchman.

Beneficial Ownership of Shares

As of December 31, 2001, the Directors beneficially owned shares in the Fund and the Seligman Group of Funds as follows:

                                                               Aggregate Dollar Range of Shares
                        Dollar Range of Fund Shares Owned     Owned by Director in the Seligman
      Name                         By Director                          Group of Funds
-----------------------------------------------------------------------------------------------
                                     INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------
John R. Galvin                     $1 - $10,000                       $50,001-$100,000
Alice S. Ilchman                   $1 - $10,000                         Over $100,000
Frank A. McPherson                     None                             Over $100,000
John E. Merow                     Over $100,000                         Over $100,000
Betsy S. Michel                    $1 - $10,000                         Over $100,000
James C. Pitney                   Over $100,000                         Over $100,000
Leroy C. Richie                        N/A                             $10,001-$50,000
James Q. Riordan                       None                             Over $100,000
Robert L. Shafer                   $1 - $10,000                         Over $100,000
James N. Whitson                  Over $100,000                         Over $100,000

-----------------------------------------------------------------------------------------------
                                      INTERESTED DIRECTORS
-----------------------------------------------------------------------------------------------
William C. Morris                  $1 - $10,000                         Over $100,000
Brian T. Zino                     Over $100,000                         Over $100,000




Compensation


                                                                           Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
Name and                                             Compensation      Accrued as Part of         Fund Complex Paid
Position with Fund                                   from Fund (1)       Fund Expenses           to Directors (1)(2)
------------------                                   -------------       -------------           -------------------
William C. Morris, Director and Chairman                 N/A                   N/A                        N/A
Brian T. Zino, Director and President                    N/A                   N/A                        N/A
John R. Galvin, Director                               $1,245                  N/A                     $94,500
Alice S. Ilchman, Director                              1,190                  N/A                      88,500
Frank A. McPherson, Director                            1,218                  N/A                      90,000
John E. Merow, Director                                 1,245                  N/A                      94,500
Betsy S. Michel, Director                               1,245                  N/A                      91,500
James C. Pitney, Director                               1,190                  N/A                      87,000
James Q. Riordan, Director                              1,190                  N/A                      87,000
Robert L. Shafer, Director                              1,163                  N/A                      85,500
James N. Whitson, Director                              1,245(3)               N/A                      93,000(3)

----------
(1)   For the Fund's year ended December 31, 2001.

(2)   The Seligman Group of Funds consists of twenty-three investment companies.

(3)   Deferred.

The Fund has adopted a deferred compensation plan under which independent directors may elect to defer receiving their fees. A director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 2001 was $17,435.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation (including earnings) in the amounts of $50,745 and $16,087, respectively, as of December 31, 2001.

The Fund will purchase shares of the other funds in the Seligman Group of Funds to hedge its obligations in connection with the Fund's deferred compensation plan.


Code of Ethics


Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Funds have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering, unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from profiting from short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged to a charitable organization.

Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through an authorized dealer or investment advisor designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintain a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the Securities and Exchange Commission (SEC). You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of April 5, 2002, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.


Principal Holders


As of April 5, 2002, the following principal holders owned 5% or more of the then outstanding shares of capital stock of a Class of shares of the Fund:

                                                                             Percentage of Total
                                                                                 Outstanding
                       Name and Address                           Class          Shares Held
                       ----------------                           -----          -----------
Seligman Advisors, Inc., Attn: Controller, 100 Park Avenue,
New York, New York  10017                                           A               9.89%

J. & W. Seligman & Co Incorporated, Attn: Controller,
100 Park Avenue, New York, NY  10017                                A               8.12%

Investors Fiduciary Trust Co Trustee for the J. & W. Seligman
& Co. Incorporated Matched Accumulation Plan, Attn: Pension
Plan Services, 100 Park Avenue, New York, NY  10017                 I              80.98%

Investors Fiduciary Trust Co Trustee for the Seligman Data
Corp 401K/Thrift Plan, Attn: Pension Plan Services, 100 Park
Avenue, New York, NY  10017                                         I              14.81%

As of the same date, there were no principal holders who owned 5% or more of the Fund's Class B shares,Class C shares or Class D shares of the then outstanding shares of capital stock of the Fund.


Management Ownership


As of April 5, 2002, Directors and officers of the Fund as a group owned less than 1% of the Fund's Class A shares of the then outstanding shares of capital stock. As of the same date, no Directors and officers owned shares of the Fund's Class B shares, Class C shares, Class D shares or Class I shares of the then outstanding shares of capital stock of the Fund.


                     Investment Advisory and Other Services

Investment Manager


Subject to the control of the Fund's Board of Directors, Seligman manages the investment of the assets of the Fund and administers its business and other affairs pursuant to a management agreement approved by the Board of Directors and the initial shareholders of the Fund (the "Management Agreement"). Seligman also serves as investment manager to twenty-two other US registered investment companies which, together with the Fund, make up the "Seligman Group of Funds." There are no other management-related service contracts under which services are provided to the Fund. No person or persons, other than the directors, officers or employees of Seligman and the Fund, regularly advise the Fund with respect to its investments.


Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris, Chairman of Seligman and Chairman of the Board of Directors and Chairman and C.E.O. of the Fund, owns a majority of the outstanding voting securities of Seligman. See Appendix B to this SAI for information regarding the history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

As compensation for the services performed and the facilities and personnel provided by Seligman, the Fund pays to Seligman promptly after the end of each month a fee, calculated on each day during such month, equal to the Applicable Percentage of the daily net assets of the Fund at the close of business on the previous business day. For this purpose, the term "Applicable Percentage" means the amount (expressed as a percentage and rounded to the nearest one millionth of one percent) obtained by dividing (i) the Fee Amount by (ii) the Fee Base. The term "Fee Amount" means the sum on an annual basis of:

                  .45 of 1% of the first $4 billion of Fee Base, .425 of 1% of the next $2 billion of Fee Base, .40 of 1% of the next $2 billion of Fee Base, and .375 of 1% of Fee Base in excess of $8 billion.


The term "Fee Base" as of any day means the sum of the net assets at the close of business on the previous day of each of the investment companies registered under the 1940 Act for which Seligman or any affiliated company acts as investment manager or adviser (including the Fund). For the year ended December 31, 2001, the Fund paid Seligman $1,485,837, equal to 0.33% per annum of its average daily net assets. Seligman, at its discretion, agreed to waive a portion of its management fee equal to an annual rate of 0.10% from January 1, 2001 to August 17, 2001.

In addition, for the periods from November 30, 2001 and December 5, 2001 through December 31, 2001, respectively, Seligman agreed to reimburse portions of the expenses of Class I, Class B, Class C and Class D shares, amounting to $7, $10,032, $657, and $4,621, respectively, for the year ended December 31, 2001. For the year ended December 31, 2000, the Fund paid Seligman $1,456,973, equal to .29% per annum of its average daily net assets. Effective January 25, 1999, Seligman, at its discretion, agreed to reduce its management fee temporarily by ..10%. For the year ended December 31, 1999, the Fund paid Seligman $1,239,749, equal to .30% per annum of its average daily net assets.


The Fund pays all of its expenses other than those assumed by Seligman, including administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

The Management Agreement provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Management Agreement was initially approved by the Board of Directors at a Meeting held on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. The amendments to the Management Agreement, to increase the fee rate payable to Seligman by the Fund, were approved by the Board of Directors on January 17, 1991, and by the shareholders at a special meeting on April 10, 1991. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days' prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.


At the November 15, 2001 Board of Directors meeting, the Board unanimously approved the continuance of the Management Agreement. In preparation for the meeting, the Board requested and reviewed a wide variety of materials from Seligman, including extensive performance and expense information for other mutual funds compiled by third parties, and the Independent Directors conferred with their counsel at the meeting prior to voting. In their determinations with respect to continuance of the Management Agreement, the Board considered many factors, including, but not limited to: (1) the investment results achieved by Seligman for the Fund (including investment performance comparisons with other comparable investment companies and certain indices); (2) the nature and quality of the administrative services rendered by Seligman; (3) the payments received by Seligman and its affiliates from all sources involving both the Fund and the other investment companies in the Seligman Group of Funds; (4) the costs borne by, and profitability of, Seligman and its affiliates in providing service of all types to the Fund and to the other investment companies in the Seligman Group; (5) information concerning the Fund's expense ratio and competitive industry fee structures and expense ratios, including, specifically, the relationship of the Fund's management fee rates to those typically paid by similar funds; (6) Seligman's policies and practices regarding allocation of portfolio transactions, including the use of brokers or dealers that provided research and other services to Seligman and the benefits derived from such services to the Fund and to Seligman; (7) portfolio turnover for the Fund and other comparable investment companies; (8) Seligman's willingness to consider and, when desirable, implement organizational and operational changes designed to improve investment results; and (9) the fall-out benefits which Seligman and its affiliates receive from Seligman's relationship to the Fund. In its deliberations, the Board did not identify any particular information that was all-important or controlling. Rather, the Board evaluated all information available to it and determined that the compensation paid to Seligman under the Management Agreement was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board (and each Director) considered relevant in the exercise of its (or such Director's) reasonable judgment.

Certain of the factors addressed by the Board in reaching its determination are discussed in more detail below.

Portfolio Performance. The Board of Directors considered the performance of the Fund as compared to the performance of other comparable mutual funds and as compared to appropriate securities indices. Directors also considered the nature and quality of the investment advice rendered by Seligman. In addition to the information received by the Directors in connection with the November 15, 2001 Board of Directors meeting, the Board receives detailed information related to performance of the Fund at each Board meeting during the year.

Expenses of the Fund. The Board also considered the management fee rate paid by the Fund to Seligman and the other expenses of the Fund, in comparison to both the quality of services provided and the fees and expenses of funds with similar characteristics.

Costs of Providing Service and Profitability. The Directors reviewed information concerning profitability of Seligman's investment advisory and investment company activities and its financial condition based on results for 2000 and 2001 (through September 30) and estimates for full-year 2001. The information considered by the Board of Directors included operating profit margin information for Seligman's investment company business alone (i.e., excluding results of its affiliates) and on a consolidated basis. The Board of Directors also reviewed profitability data and estimated profitability data for each of the investment companies of the Seligman Group of Funds on a fund-by-fund basis. The Board of Directors reviewed certain assumptions and methods of allocation used by Seligman in preparing fund-specific profitability data. While Seligman believes that the methods of allocation used were reasonable, there are limitations inherent in allocating costs to multiple individual advisory products served by an organization such as Seligman's where each of the advisory products draws on, and benefits from, the pooled research of the organization.

Fall-Out Benefits. The Directors considered the services provided to the Fund and its shareholders by Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, and the 12b-1 fees the Fund pays to Seligman Services in respect of shares of the Fund held in accounts for which there would not otherwise be a broker of record.


Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, as amended May 15, 1991, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances


Seligman Services is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the years ended December 31, 2001, 2000 and 1999, Seligman Services received commissions in the amounts of $-0-, $1,515 and $13,710, respectively.


Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, Class C and Class D shares. (There are no administration, shareholder services and distribution fee in respect of the Fund's Class I shares.) Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of shares of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. Expenses of distribution activities that benefit both the Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. Such payments are not currently being made and will not be made at least until after April 30, 2003, and only upon approval of the Fund's Board of Directors. In the event that the Board approves the payment of the fees in the future, the fees would be used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations will receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The Fund did not make payments under the 12b-1 Plan with respect to Class A shares during the year ended December 31, 2001.


Class B

Under the 12b-1 Plan, the Fund, with respect to Class B shares, is authorized to pay monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. This fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to one or more third parties, which have purchased Seligman Advisor's rights to this fee (the "Purchasers") to compensate them for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .35% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or the Purchasers in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and the Purchasers are not reimbursed for expenses which exceed such fees. If the Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors or the Purchasers with respect to Class B shares. The total amount paid by the Fund in respect of Class B shares for the year ended December 31, 2001 was $433,761, equivalent to 1% per annum of the Class B shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares of the Fund which were issued by an exchange of Class C shares of another Seligman mutual fund (Exchanged Class C shares). No 12b-1 fees are paid in respect of Class C shares of the Fund which were issued through brokers or financial advisors. The 12b-1 fee is used by Seligman Advisors as follows: During the first year following the original sale of Exchanged Class C shares, a distribution fee of .75% of the average daily net assets attributable to Exchanged Class C shares is used, along with any CDSC proceeds on Exchanged Class C shares redeemed during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of the original sale of the Exchanged Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the original sale of Exchanged Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of the Exchanged Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following an original sale of Exchanged Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the year ended December 31, 2001 was $62,007, equivalent to .85% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one year to be paid from Class C 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 2001, Seligman Advisors did not incur unreimbursed expenses in respect of the Fund's Class C shares at December 31, 2001.


If the Fund's 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D

Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and Prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the year ended December 31, 2001 was $235,165, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of December 31, 2001, Seligman Advisors incurred $237,868 of expenses in respect of the Fund's Class D shares that were not reimbursed from the amount received from the Fund's 12b-1 Plan. This amount is equal to 1.07% of the net assets of Class D shares at December 31, 2001.


If the Fund's 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for the year ended December 31, 2001, were spent on the following activities in the following amounts:

                                       Class A    Class B*    Class C    Class D
                                       -------    --------    -------    -------

      Compensation to underwriters      $-0-     $  -0-       $17,802   $ 53,537
      Compensation to broker/dealers     -0-      108,632      44,205    181,628
      Other*                             -0-      325,129        -0-        -0-

* Payment is made to the Purchasers to compensate them for having funded at the time of sale, payments to broker/dealers and underwriters.


The 12b-1 Plan was approved on July 16, 1992 by the Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Directors) and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on November 23, 1992. Although the 12b-1 Plan became effective in respect of the Class A shares on January 1, 1993, Seligman elected to waive the fee through April 30, 2000. The 12b-1 Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The 12b-1 Plan was approved in respect of the Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan was approved in respect of the Class D shares on March 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class D shares on May 1, 1993. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plan is reviewed by the Directors annually.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to the Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the years ended December 31, 2001, 2000 and 1999, Seligman Services received distribution and service fees pursuant to the Fund's 12b-1 Plan of $11,601, $9,595 and $11,299, respectively.


                   Portfolio Transactions and Other Practices

Portfolio Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will engage in transactions with these dealers or deal directly with the issuer. Prices paid to dealers will generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time. The Management Agreement recognizes that in the purchase and sale of portfolio securities, Seligman will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other services furnished by dealers to Seligman for its use in connection with its services to the Fund as well as to other clients.

Dealer Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with dealers who provide supplemental investment and market research and security and economic analysis although the use of such dealers may result in the Fund paying a higher spread, than the use of dealers selected solely on the basis of seeking the most favorable price and execution.

Directed Brokerage


During the year ended December 31, 2001 neither the Fund nor Seligman, through an agreement or understanding with a broker, or otherwise through an internal allocation procedure, directed any of the Fund's portfolio transactions to a dealer because of research services provided.


Regular Broker-Dealers


During the year ended December 31, 2001, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


                       Capital Stock and Other Securities

Capital Stock


The Fund is authorized to issue 1,400,000,000 shares of capital stock, each with a par value of $0.01 per share, divided into five classes, designated Class A common stock, Class B common stock, Class C common stock, Class D common stock and Class I common stock. Each share of the Fund's Class A, Class B, Class C, Class D and Class I common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or applicable state law. The Fund has adopted a Plan (Multiclass Plan) pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the Multiclass Plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.


The Board of Directors is authorized to classify or reclassify and issue any unissued common stock of the Fund into any number of other classes without further action by shareholders.


Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not significantly affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Other Securities

The Fund has no authorized securities other than common stock.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Purchase Price. Class A shares may be purchased at a price equal to the next determined net asset value per share. Class B shares, Class C shares and Class D shares are available at net asset value either through an exchange of shares of another Seligman mutual fund offering shares of the same class, or through authorized dealers or other financial advisors approved by Seligman, to facilitate periodic investments in shares of Class A shares of other mutual funds in the Seligman Group.

Class A

Since Class A shares of the Fund are offered to investors at net asset value, only Class A shares of the Fund owned as a result of an exchange of Class A shares from another Seligman mutual fund on which an initial sales charge was paid will be included for purposes of determining a shareholder's eligibility for a reduced sales charge on additional investments in Class A shares of the Seligman mutual funds sold with an initial sales charge, as described in each of the other Seligman mutual funds' Prospectuses and SAIs. To receive the reduced initial sales charge on such additional investments, the shareholder or authorized dealer or financial advisor must notify Seligman Advisors at the time of such additional investment of the value of the Class A shares of the Fund acquired through an exchange and the value of the additional investment of Class A shares to be included in the calculation of the reduced initial sales charge.

A CDSC of 1% will also be imposed on the redemption of Class A shares acquired by exchange which were originally purchased at net asset value due to the size of the purchase, if such Class A shares are redeemed within eighteen months of the original purchase date.

Class A shares acquired by exchange which were originally purchased by an "eligible employee benefit plan" may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares originally purchased within eighteen months prior to plan termination. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares and has at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available.

The 1% CDSC normally imposed on redemptions of certain Class A shares (i.e., those acquired by exchange which were originally purchased during the preceding eighteen months at net asset value due to the size of the purchase) will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean investors (i.e., pension plans, insurance companies and mutual funds). Upon redemption of such shares within an eighteen month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

Class B

Class B shares are sold without an initial sales charge but are subject to a CDSC if the shares are redeemed within six years of purchase (or, in the case of Class B shares acquired upon exchange, within six years of the purchase of the original Class B Shares) at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                                         CDSC
--------------------                                         ----
Less than 1 year ..........................................   5%
1 year or more but less than 2 years ......................   4%
2 years or more but less than 3 years .....................   3%
3 years or more but less than 4 years .....................   3%
4 years or more but less than 5 years .....................   2%
5 years or more but less than 6 years .....................   1%
6 years or more ...........................................   0%

Approximately eight years after purchase, Class B shares will convert automatically into Class A shares. Shares purchased through the reinvestment of dividends on Class B shares also will convert automatically to Class A shares together with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked on to the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.

Class C

Class C shares are offered to investors at net asset value. As such, only those shares of the Fund owned as a result of an exchange of Class C shares from another Seligman mutual fund on which an initial sales charge was paid will be included for purposes of determining a shareholder's eligibility for a reduced sales charge on additional investments in Class C shares of the Seligman mutual funds sold with an initial sales charge, as described in each of the other Seligman mutual funds' Prospectuses and SAIs. To receive the reduced initial sales charge on such additional investments, the shareholder or dealer will have to notify Seligman Advisors at the time of such additional investment of the value of the shares of the Fund acquired through an exchange and the value of the additional investment to be included in the calculation of the reduced initial sales charge. Class C shares acquired by an exchange of Class C shares from another Seligman mutual fund are subject to a CDSC of 1% if redeemed within eighteen months of the original purchase, charged as a percentage of the current net asset value or original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, within one year of the purchase of the original Class D Shares), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.

Systematic Withdrawals. Class B, Class C and Class D shareholders who reinvest their dividends to purchase additional shares of the Fund, may use the Systematic Withdrawal Plan to withdraw up to 12%, 10%, and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)   in connection with (1) distributions from retirement plans qualified under
      Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
      Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)   in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program;

(7) on incidental redemptions to cover administrative expenses (such expenses include, but are not limited to, trustee fees, wire fees or courier fees) not to exceed $25.00 per occurrence.

If, with respect to a redemption of any Class A, Class B, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Class I


Class I shares are not subject to any initial or contingent sales charges or distribution expense. This Class, however, is only offered to certain types of investors. Class I shares may be purchased only by a "qualified tuition program" (with the meaning of Section 529 of the Internal Revenue Code) approved by Seligman Advisors and certain qualified employee benefit plans offered to employees of Seligman and its affiliates.


Regardless of the method of redemption, a check for the proceeds ordinarily will be sent within seven calendar days following redemption.

Fund Reorganizations

Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors receives your request in good order.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund's portfolio securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than that of a fund with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost resulted in lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield if he purchased shares on that day than he would be able to receive from a fund using solely market values and existing investors would receive less investment income. The converse is true in a period of rising interest rates.

The order permitting the Fund to use the amortized cost method of valuation requires that, under the direction of the Board of Directors, certain procedures be adopted to monitor and stabilize the price per share. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market markers, values obtained from yield data relating to classes of money market instruments or US Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. The Fund will not maintain a dollar-weighted average portfolio maturity in excess of 90 days. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated.

Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A, Class B, Class C, Class D and Class I shares are sold at NAV(1). Using each Class's NAV at December 31, 2001, the maximum offering price of the Fund's shares is as follows:


Class A
     Net asset value and offering price per share(1).....................  $1.00
                                                                           =====

Class B
     Net asset value and offering price per share(1).....................  $1.00
                                                                           =====

Class C
     Net asset value and offering price per share(1).....................  $1.00
                                                                           =====

Class D
     Net asset value and offering price per share(1).....................  $1.00
                                                                           =====


Class I
     Net asset value and offering price per share........................  $1.00
                                                                           =====


----------
(1) Class A shares acquired by exchange that were originally purchased at net asset value due to the size of the purchase are subject to a 1% CDSC, if such shares are redeemed within 18 months of purchase. Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase. Class D shares are subject to a CDSC of 1% on redemptions within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectuses. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if: (i) the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE; (ii) during periods of emergency which make the disposal by the Fund of its shares impracticable; or (iii) such other periods as ordered by the SEC for the protection of the Fund's shareholders. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year. Dividends from net investment income are taxed at ordinary income rates to the shareholders, whether received in cash or reinvested in additional shares, and are not eligible for the dividends received deduction for corporations.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.


Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.


                                  Underwriters

Distribution of Securities

The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. Seligman Advisors retains any CDSCs paid by investors on Class A, Class C and Class D shares.

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the year ended December 31, 2001:


         Compensation on Redemptions
               and Repurchases
        (CDSC on Class A, Class C and        Brokerage           Other
          Class D Shares Retained)          Commissions     Compensation (1)
          -----------------------           -----------     ----------------

                 $2,027,100                     $-0-             $5,302


(1) Seligman Advisors has sold its rights to collect the distribution fees paid by the Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to the Purchasers in connection with an arrangement discussed above under "Rule 12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from the Purchasers based on the value of Class B shares sold. Such payments received for the year ended December 31, 2001 are reflected in the table.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                              Calculation of Yield


Yield Calculations


The current and effective yields of the Class A, Class B, Class C and Class D shares of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. The current yield of Class A shares is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

The current and effective yields of the Fund's Class B shares, Class C shares and Class D shares are computed in the same manner as discussed above for Class A shares. Class B, Class C and Class D shares are subject to a CDSC if such shares are held for less than six years (for Class B shares), less than 18 months (for Class C shares) or less than one year (for Class D shares). Because Class B, Class C and Class D shares bear a higher distribution fee than Class A shares, the yield of Class B, Class C and Class D shares will be lower than the yield of Class A shares.


The following are examples of the yield calculations for Class A, Class B, Class C, Class D and Class I shares for the seven-day period ended December 31, 2001.

The weighted average life to maturity of investments was 13 days at December 31, 2001.

                                         Class A       Class B        Class C        Class D          Class I
                                         -------       -------        -------        -------          -------
Total dividends per shares from net
investment income (seven days ended
12/31/01)                               $0.000149    $0.00001918    $0.00001918    $0.00001918        $0.000227
                                        ---------    -----------    -----------    -----------        ---------

Annualized (365 day basis)               0.007769       0.000010       0.000010       0.000010         0.011836
                                         --------       --------       --------       --------         --------

Average net asset value per share           1.000          1.000          1.000          1.000            1.000

Annualized historical net yield per
share (seven days ended 12/31/01)*           0.78%          0.10%          0.10%          0.10%            1.18%
                                             ----           ----           ----           ----             ----

Effective yield (seven days ended
12/31/01)**                                  0.78%          0.10%          0.10%          0.10%            1.19%
                                             ----           ----           ----           ----             ----

* This represents the annualized average net investment income per share for the seven days ended December 31, 2001.

** Annualized average net investment income for the same period with dividends reinvested.

Other Information

From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class B, Class C, Class D and Class I shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.

The Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

                              Financial Statements


The Annual Report to shareholders for the year ended December 31, 2001, contains a schedule of the investments of the Fund as of December 31, 2001, as well as certain other financial information as of December 31, 2001. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.


                               General Information

Custodian. State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105, serves as custodian of the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.

                                   Appendix A

MOODY'S INVESTORS SERVICE (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced.

Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATINGS SERVICES (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   Appendix B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

....Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o     Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

....1900-1910

o     Helps Congress finance the building of the Panama Canal.

....1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

....1920s

o Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.


o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, and one of its oldest.


....1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o     Establishes Investment Advisory Service.

....1940s

o     Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o     Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

....1950-1989


o Develops new open-end investment companies. Today, manages more than 60 mutual fund portfolios.


o Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle with fifteen portfolios offered through variable annuity and variable life insurance products.

....1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.

o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

....2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

....2001

o Launches Seligman Tax-Aware Fund, Inc., an innovative mutual fund seeking to maximize after-tax returns.

o Launches Seligman Investment Grade Fixed Income Fund, Inc., a mutual fund seeking a high level of current income.

PART C. OTHER INFORMATION

Item 23. Exhibits.


      All Exhibits listed below have been previously filed, except Exhibits marked with an asterisk (*), which are filed herewith.

(a) Articles Supplementary dated November 19, 2001. (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)


(a)(2) Articles Supplementary dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on May 28, 1999.)

(a)(2) Amended and Restated of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(b) Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(c) Specimen Stock Certificate of Class D Capital Stock. (Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on April 23, 1993.)

(c)(1) Specimen Stock Certificate of Class B Capital Stock. (Incorporated by reference to Form SE filed by the Registrant on April 16, 1996.)

(d) Amended Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed on May 1, 1995.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(f)         Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated.
            (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of Seligman Frontier Fund, Inc. (File No. 811-4078) filed on January 28, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Cash Management Fund, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on April 30, 1998.)

(g) Copy of Custody Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(h)         Not Applicable.


(i)         Opinion and Consent of Counsel in respect of Class I shares.
            (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)


(i)(1) Opinion and Consent of Counsel in respect of Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on May 28, 1999.)


(i)(2) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(j)         *Consent of Independent Auditors.


(k)         Not Applicable.

(l) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class I shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)


(l)(1) Form of Purchase Agreement (Investment Letter) for Initial Capital in respect of Class C shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on May 28, 1999.)

(l)(2) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class B shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on April 19, 1996.)

(l)(3) Purchase Agreement (Investment Letter) for Initial Capital in respect of Class D shares between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 34 filed on May 28, 1999.)

(m)(1) Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)


(n) Plan of Multiple Classes of Shares (five Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Registrant's Post-Effective Amendment No. 37 filed on November 29, 2001.)


(n)(1) Plan of Multiple Classes of Shares (four Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(p) Code of Ethics. (Incorporated by reference to Registrant's Post-Effective Amendment No. 35 filed on April 28, 2000.)

(Other Exhibits)  (a) Power of Attorney for Leroy C. Richie. (Incorporated by
                  reference to Registrant's Post-Effective Amendment No. 36 filed on April 27, 2001.)

                  (b) Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

Item 24. Persons Controlled by or Under Common Control with Registrant. Seligman Data Corp. ("SDC"), a New York corporation, is owned by the Registrant and certain associated investment companies. Registrant's investment in SDC is recorded at a cost of $3,719.

Item 25. Indemnification. Reference is made to the provisions of Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 30 to the Registration Statement.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to twenty-two other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.


            Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15798), which was filed on March 30, 2001 (Schedule D) and June 8, 2001 (Schedule A), respectively.


Item 27.    Principal Underwriters.

      (a) The names of each investment company (other than the Registrant) for which each principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows:
            Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Investment Grade Fixed Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Tax-Aware Fund, Inc., Seligman Time Horizon/Harvester Series, Inc., Seligman Value Fund Series, Inc.

      (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                              As of March 31, 2002


              (1)                                            (2)                                         (3)
      Name and Principal                            Positions and Offices                       Positions and Offices
      Business Address                              with Underwriter                            with Registrant
      ----------------                              ----------------                            ---------------
      William C. Morris*                            Director                                    Chairman of the Board and
                                                                                                Chief Executive Officer
      Brian T. Zino*                                Director                                    President and Director
      Ronald T. Schroeder*                          Director                                    None
      Thomas G. Moles*                              Director                                    Vice President
      David F. Stein*                               Director                                    None
      Stephen J. Hodgdon*                           President and Director                      None
      Charles W. Kadlec*                            Managing Director, Chief Investment         None
                                                    Strategist
      Thomas G. Rose*                               Senior Vice President, Finance              Vice President

                             Seligman Advisors, Inc.
                              As of March 31, 2002


              (1)                                            (2)                                         (3)
      Name and Principal                            Positions and Offices                       Positions and Offices
      Business Address                              with Underwriter                            with Registrant
      ----------------                              ----------------                            ---------------
      Edward F. Lynch*                              Senior Vice President, National             None
                                                    Sales Director
      James R. Besher*                              Senior Vice President, Divisional           None
                                                    Sales Director
      Gerald I. Cetrulo, III*                       Senior Vice President, Investment           None
                                                    Products
      Matthew A. Digan*                             Senior Vice President, Domestic             None
                                                    Funds
      Jonathan G. Evans*                            Senior Vice President, Sales                None
      T. Wayne Knowles*                             Senior Vice President, Divisional           None
                                                    Sales Director
      Joseph Lam                                    Senior Vice President, Regional             None
      Seligman International Inc.                   Director, Asia
      Suite 1133, Central Building
      One Pedder Street
      Central Hong Kong
      Bradley W. Larson*                            Senior Vice President, Sales                None
      Michelle L. McCann-Rappa*                     Senior Vice President, Retirement           None
                                                    Plans
      Ronald W. Pond*                               Senior Vice President, Divisional           None
                                                    Sales Director
      J. Jeffery Rold*                              Senior Vice President, Divisional           None
                                                    Sales Director
      Richard M. Potocki*                           Managing Director, Sales and Global         None
                                                    Financial Services
      Fernando Sanchez Alcazar                      Senior Vice President, Regional             None
      Seligman International, Inc.                  Director, Latin America
      Av. Alicia M. de Justo 1148
      4th Floor
      C1107AAX Buenos Aries, Argentina
      Mr. Michele di Stefano                        Senior Vice President, Regional             None
      Seligman International UK Limited             Director, Europe/Middle East
      Berkeley Square House, 2nd Floor
      Berkeley Square
      London, United Kingdom W1J 6BD
      Bruce M. Tuckey*                              Senior Vice President, Sales                None
      Andrew S. Veasey*                             Senior Vice President, Sales                None
      Mason S. Flinn*                               Senior Vice President, National             None
                                                    Sales Manager of Retirement Plans
      April Ferrell*                                Vice President, National Accounts           None
                                                    Manager
      Tracy A. Goldenberg*                          Vice President, Regional Retirement         None
                                                    Plans Manager
      Anna Brogan*                                  Vice President, Regional Retirement         None
                                                    Plans Manager
      Mark Burlingham*                              Vice President, Regional Retirement         None
                                                    Plans Manager
      Jeffrey S. Dean*                              Vice President, Business Analysis           None
      Tim Kelly*                                    Vice President, Internal Sales              None
      David W. Mountford*                           Vice President, Regional Retirement         None
                                                    Plans Manager
      Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                    Plans Manager

                             Seligman Advisors, Inc.
                              As of March 31, 2002

              (1)                                            (2)                                         (3)
      Name and Principal                            Positions and Offices                       Positions and Offices
      Business Address                              with Underwriter                            with Registrant
      ----------------                              ----------------                            ---------------
      Nicholas Roberts*                             Vice President, Senior National             None
                                                    Accounts Manager
      Helen Simon*                                  Vice President, Sales Administration        None
      Gary A. Terpening*                            Vice President, Director of Business        None
                                                    Development
      Robert Thompson*                              Vice President, Regional Retirement         None
                                                    Plans Manager
      Joseph Williams*                              Vice President, Portfolio Advisory          None
                                                    Managed Money
      William DeSanto*                              Vice President, Portfolio Advisory,         None
                                                    Managed Money
      Kevin M. Casey                                Vice President, Regional Sales              None
      15 Woodmere Drive
      Fort Salonga, NY  11768
      Bradford C. Davis                             Vice President, Regional Sales              None
      241 110th Avenue SE
      Bellevue, WA  98004
      Cathy Des Jardins                             Vice President, Regional Sales              None
      PMB 152
      1705 14th Street
      Boulder, CO  80302
      Kenneth J. Dougherty                          Vice President, Regional Sales              None
      820 Gilbert Highway
      Fairfield, CT  06430
      Edward S. Finocchiaro                         Vice President, Regional Sales              None
      120 Screenhouse Lane
      Duxbury, MA  02332
      Michael C. Forgea                             Vice President, Regional Sales              None
      41 Langlo Terrace
      Santa Barbara, CA  93105
      Brett M. Frum                                 Vice President, Regional Sales              None
      1681 Lago Mar Drive
      Dayton, OH  45458
      Carla A. Goehring                             Vice President, Regional Sales              None
      11426 Long Pine Drive
      Houston, TX  77077
      Bill Lehew                                    Vice President, Regional Sales              None
      9900 Lampkin Park Drive
      Charlotte, NC  28269
      Michael K. Lewallen                           Vice President, Regional Sales              None
      908 Tulip Poplar Lane
      Birmingham, AL  35244
      Mike Loftus                                   Vice President, Regional Sales              None
      4728 Oak Street, Apt 1134
      Kansas City, MO  64112
      Judith L. Lyon                                Vice President, Regional Sales              None
      7105 Harbour Landing
      Alpharetta, GA  30005
      Leslie A. Mudd                                Vice President, Regional Sales              None
      5243 East Calle Redonda
      Phoenix, AZ  85018

                             Seligman Advisors, Inc.
                              As of March 31, 2002

              (1)                                            (2)                                         (3)
      Name and Principal                            Positions and Offices                       Positions and Offices
      Business Address                              with Underwriter                            with Registrant
      ----------------                              ----------------                            ---------------
      Timothy L. O'Connell                          Vice President, Regional Sales              None
      11908 Acacia Glen Court
      San Diego, CA  92128
      Craig S. Prichard                             Vice President, Regional Sales              None
      9207 Cross Oaks Court
      Fairfax Station, VA  22039
      Michael Schell                                Vice President, Regional Sales              None
      4088 Longfellow Lane
      Hudson, OH  44236
      Edward D. Spaulding                           Vice President, Regional Sales              None
      30 Observatory Pointe Drive
      Wilder, KY  41076
      James C. Taylor                               Vice President, Regional Sales              None
      1211 Bonnema Court
      Naperville, IL  60565
      Frank J. Nasta*                               Secretary                                   Secretary
      Sandra G. Floris*                             Assistant Vice President, Order Desk        None
      Keith Landry*                                 Assistant Vice President, Order Desk        None
      Albert A. Pisano*                             Vice President and Compliance               None
                                                    Officer

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

      (c)   Not Applicable.


Item 30. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its offices at 100 Park Avenue, New York, NY 10017 or at the following locations:
            (1) State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the Registrant's cash and securities. It also is agent to perform certain accounting and record-keeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, NY 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 31.    Management Services. Not Applicable.


Item 32. Undertakings. The Registrant undertakes, (1) to furnish a copy of the Registrant's latest Annual Report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 38 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 30th day of April, 2002.


                                          SELIGMAN CASH MANAGEMENT FUND, INC.


                                          By: /s/ William C. Morris
                                              ----------------------------------
                                              William C. Morris, Chairman


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 38 has been signed below by the following persons in the capacities indicated on April 30, 2002.


                Signature                                  Title
                ---------                                  -----


/s/ William C. Morris                        Chairman of the Board (Principal
---------------------------------------         executive officer) and Director
    William C. Morris


/s/ Brian T. Zino                            Director and President
---------------------------------------
    Brian T. Zino


/s/ Lawrence P. Vogel                        Treasurer
---------------------------------------
    Lawrence P. Vogel

John R. Galvin, Director               )
Alice S. Ilchman, Director             )
Frank A. McPherson, Director           )
John E. Merow, Director                )
Betsy S. Michel, Director              )     /s/ Brian T. Zino
James C. Pitney, Director              )     -----------------------------------
Leroy C. Richie, Director              )         Brian T. Zino, Attorney-in-Fact
James Q. Riordan, Director             )
Robert L. Shafer, Director             )
James N. Whitson, Director             )

                       SELIGMAN CASH MANAGEMENT FUND, INC.
                     Post-Effective Amendment No. 38 to the
                       Registration Statement on Form N-1A


                                  EXHIBIT INDEX

Form N-1A Item No.                        Description
------------------                        -----------
Item 23(j)                                Consent of Independent Auditors.